NATURE OF THE ORGANIZATION AND BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF THE ORGANIZATION AND BUSINESS

NOTE 1 – NATURE OF THE ORGANIZATION AND BUSINESS

Corporate History

Cerberus Cyber Sentinel Corporation (“Cerberus Sentinel,” “Cerberus,” or the “Company”) was formed on March 5, 2019, as a Delaware corporation. The Company’s principal offices are located at 6900 E. Camelback Road, Suite 240, Scottsdale, AZ 85258.

Effective May 25, 2020, the Company entered into a Stock Purchase Agreement with Technologyville, Inc., an Illinois corporation (“Techville”), and its sole shareholder, pursuant to which Techville became a wholly owned subsidiary of the Company (the “Techville Acquisition”). Under the terms of the Techville Acquisition, all issued and outstanding common stock of Techville was exchanged for an aggregate of 3,392,271 shares of the Company’s common stock.

Effective August 1, 2020, the Company entered into a Stock Purchase Agreement with Clear Skies Security, LLC, a Georgia limited liability company (“Clear Skies”), and its equity holders, pursuant to which Clear Skies became a wholly owned subsidiary of the Company (the “Clear Skies Acquisition”). Under the terms of the Clear Skies Acquisition, all issued and outstanding equity securities in Clear Skies were exchanged for an aggregate of 2,330,000 shares of the Company’s common stock.

Effective December 16, 2020, the Company entered into an Agreement and Plan of Merger with Alpine Security, LLC, an Illinois limited liability company (“Alpine”), and its sole member, pursuant to which Alpine became a wholly owned subsidiary of the Company (the “Alpine Acquisition”). Under the terms of the Alpine Acquisition, all issued and outstanding membership units in Alpine were exchanged for an aggregate of 900,000 shares of the Company’s common stock.

Effective August 12, 2021, the Company entered into an Agreement and Plan of Merger with Catapult Acquisition Corporation, a New Jersey corporation (“VelocIT”), and its equity holders, pursuant to which VelocIT became a wholly owned subsidiary of the Company (the “Catapult Acquisition”). Under the terms of the Catapult Acquisition, all issued and outstanding equity securities in VelocIT were exchanged for an aggregate of 2,566,778 shares of the Company’s common stock.

Nature of the Business

Cerberus Sentinel is a security services company comprised of security professionals who work with clients throughout the United States to create a continuously aware security culture. We do not sell cybersecurity products. We position the Company as a trusted cybersecurity advisor and are committed to delivering tailored security solutions to organizations of different sizes and across all geographies and industries to fit their budgetary needs and limit their cyber threat exposure.

We currently provide a multitude of cybersecurity services including managed security services, cybersecurity consulting, technology consulting, compliance auditing, vulnerability assessment, penetration testing, security remediation, security operations center (“SOC”) set-up and consulting and cybersecurity training. We differentiate ourselves from our competitors by staying technology agnostic. We believe that many cybersecurity service providers in the market today are committed to a specific technology solution which limits their service scope and ability to quickly respond to any emerging cybersecurity challenges. In addition, as we continue to serve our clients within our existing capacities, we plan to continue making strategic acquisitions of small-to-medium-sized engineer-led cybersecurity service firms to continue to expand our service scope and geographical coverage. We believe that having a world-class technology team with multi-faceted expertise is key to providing technology agnostic solutions to our clients and maximizing their return on investment from information technology (“IT”) and cybersecurity spending.

Liquidity

The accompanying unaudited condensed consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which contemplates realization of assets and satisfying liabilities in the normal course of business. At September 30, 2021, the Company had an accumulated deficit of $11,013,392 and working capital surplus of approximately $646,000. For the nine months ended September 30, 2021, the Company had a loss from operations of approximately $6,920,167 and negative cash flows from operations of approximately $4,312,312. Although the Company is showing positive revenues and gross profit trends, the Company expects to incur further losses through the end of 2021.

To date the Company has been funding operations primarily through the sale of equity in private placements and revenues generated by the Company’s services. During the nine months ended September 30, 2021, the Company received $3,250,000 from private placements of the Company’s common stock.

Based on its current cash resources and commitments, the Company believes it will be able to maintain its current planned development and corresponding level of expenditure for at least twelve months from the date of the issuance of these unaudited condensed consolidated financial statements, although no assurance can be given that it will not need additional funds prior to such time.

NOTE 1 – NATURE OF THE ORGANIZATION AND BUSINESS

Corporate History

Cerberus Cyber Sentinel Corporation (“Cerberus Sentinel,” “Cerberus,” or the “Company”) was formed on March 5, 2019 as a Delaware corporation. The Company’s principal offices are located at 7333 E. Doubletree, Suite D270, Scottsdale, Arizona 85258.

On April 12, 2019, Cerberus acquired GenResults, LLC, an Arizona limited liability company (“GenResults”), which became a wholly owned subsidiary. GenResults was established on June 22, 2015. Prior to the Company’s acquisition of GenResults, GenResults was wholly-owned by an entity affiliated with David G. Jemmett, Cerberus’ Chief Executive Officer and a director of the Company. Due to the companies being under common control, the Company accounted for the acquisition as a reorganization.

Effective October 1, 2019, the Company entered into an Agreement and Plan of Merger (the “TalaTek Merger Agreement”) pursuant to which TalaTek, LLC, a Virginia limited liability company (“TalaTek”), became a wholly owned subsidiary of the Company. Under the TalaTek Merger Agreement, all issued and outstanding units representing membership interests in TalaTek were converted into an aggregate of 6,200,000 shares of the Company’s common stock.

Effective May 25, 2020, the Company entered into a Stock Purchase Agreement with Technologyville, Inc., an Illinois corporation (“Techville”), and its sole shareholder, pursuant to which Techville became a wholly owned subsidiary of the Company (the “Techville Acquisition”). Under the terms of the Techville Acquisition, all issued and outstanding common stock of Techville was exchanged for an aggregate of 3,392,271 shares of the Company’s common stock.

Effective August 1, 2020, the Company entered into a Stock Purchase Agreement with Clear Skies Security, LLC, a Georgia limited liability company (“Clear Skies”), and its equity holders, pursuant to which Clear Skies became a wholly owned subsidiary of the Company (the “Clear Skies Acquisition”). Under the terms of the Clear Skies Acquisition, all issued and outstanding equity securities in Clear Skies were exchanged for an aggregate of 2,330,000 shares of the Company’s common stock.

Effective December 16, 2020, the Company entered into an Agreement and Plan of Merger with Alpine Security, LLC., an Illinois limited liability company (“Alpine”), and its sole member, pursuant to which Alpine became a wholly owned subsidiary of the Company (the “Alpine Acquisition”). Under the terms of the Alpine Acquisition, all issued and outstanding membership units in Alpine were exchanged for an aggregate of 900,000 shares of the Company’s common stock.

Nature of the Business

Cerberus Sentinel is a security services company comprised of security professionals who work with clients throughout the United States to create a continuously aware security culture. We do not sell cybersecurity products. We position the Company as a trusted cybersecurity advisor and are committed to delivering tailored security solutions to organizations of different sizes and across all geographies and industries to fit their budgetary needs and limit their cyber threat exposure.

We currently provide a multitude of cybersecurity services including managed security service, cybersecurity consulting, technology consulting, compliance auditing, vulnerability assessment, penetration testing, security remediation, Security Operations Center (“SOC”) set-up and consulting and cybersecurity training. We differentiate ourselves from our competitors by staying technology agnostic. We believe that many cybersecurity service providers in the market today are committed to a specific technology solution which limits their service scope and ability to quickly respond to any emerging cybersecurity challenges. In addition, as we continue to serve our clients within our existing capacities, we plan to continue making strategic acquisitions of small-to-medium-sized engineer-led cybersecurity service firms to continue to expand our service scope and geographical coverage. We believe that having a world-class technology team with multi-faceted expertise is key to providing technology agnostic solutions to our clients and maximizing their return on investment from information technology (“IT”) and cybersecurity spending.

Liquidity

The accompanying consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which contemplates realization of assets and satisfying liabilities in the normal course of business. At December 31, 2020, the Company had an accumulated deficit of approximately $4,867,000 and working capital surplus of approximately $2,482,000. For the year ended December 31, 2020, the Company had a loss from operations of approximately $3,407,000 and negative cash flows from operations of approximately $1,702,000. Although the Company is showing positive revenues and gross profit trends, the Company expects to incur further losses through the end of 2021.

To date the Company has been funding operations primarily through the sale of equity in private placements, convertible debt instruments and revenues generated by the Company’s services. During the year ended December 31, 2020, the Company received $1,131,009 from private placements to accredited investors for the sale of the Company’s common stock, $3,000,000 from the issuance of a convertible loan to a related party and approximately $710,000 from a loan through the U.S. Small Business Administration’s Paycheck Protection Program. Subsequent to December 31, 2020, the Company has received an additional $3,250,000 from private placements to accredited investors for the sale of the Company’s common stock.

Based on its current cash resources and commitments, the Company believes it will be able to maintain its current planned development and corresponding level of expenditure for at least twelve months from the date of the issuance of these consolidated financial statements, although no assurance can be given that it will not need additional funds prior to such time.